CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]	Total
Balance at Oct. 17, 2013	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 17, 2013	0
Increase (decrease) in Shareholders' Equity [Roll Forward]
Establishment, Marshall Islands	0	500	0	500
Establishment, Marshall Islands (in shares)	500
New issues of stock net of issuance cost	167,000	243,224,000	0	243,391,000
New issues of stock net of issuance cost (in shares)	16,666,666
Elimination of repurchased shares		(500)	0	(500)
Elimination of repurchased shares (in shares)	(500)
Net (Loss) Income	0	0	(70,000)	(70,000)
Balance at Dec. 31, 2013	167,000	243,224,000	(70,000)	243,321,000
Balance (in shares) at Dec. 31, 2013	16,666,666
Increase (decrease) in Shareholders' Equity [Roll Forward]
New issues of stock net of issuance cost	67,000	100,132,000	0	100,199,000
New issues of stock net of issuance cost (in shares)	6,764,704
Dividends distributed	0	(24,360,000)	(6,861,000)	(31,221,000)
Net (Loss) Income			6,931,000	6,931,000
Balance at Dec. 31, 2014	$ 234,000	$ 318,996,000	$ 0	$ 319,230,000
Balance (in shares) at Dec. 31, 2014	23,431,370